LETTER FROM THE PRESIDENT

Dear Shareholder:

     Following is Colonial Ohio Tax-Exempt Fund's semiannual report for the six months ended July 31, 1995. The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Ohio personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade Ohio municipal bonds.

FUND PERFORMANCE (2/1/95 - 7/31/95)

                                                           CLASS A     CLASS B
INCEPTION                                                  9/26/86     8/4/92
--------------------------------------------------------------------------------
Distributions declared
per share                                                   $0.193      $0.167
--------------------------------------------------------------------------------
SEC yield on 7/31/95                                         4.94%       4.43%
--------------------------------------------------------------------------------
Taxable-equivalent yield
on 7/31/95, based on the
maximum offering price                                       8.84%       7.93%
--------------------------------------------------------------------------------
Six-month total return, assuming
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)                                 5.10%       4.71%
--------------------------------------------------------------------------------
Net asset value per share
on 7/31/95                                                  $7.09       $7.09


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/95

                                  CLASS A                        CLASS B
                             NAV            MOP             NAV          W/CDSC
1 year                      6.19%          1.14%           5.40%          0.40%
5 years                     7.05%          6.01%            --             --
Since inception             6.53%          5.94%           3.79%          2.85%
--------------------------------------------------------------------------------

ECONOMIC/MARKET OVERVIEW

     Although tax reform discussions in Washington have had a negative impact on the municipal bond market, in other respects the economic climate was quite favorable for these securities. One factor that had a positive influence on performance was the relatively low supply of Ohio municipal bonds. Also, the U.S. economy has gradually slowed during 1995. Real gross domestic product (GDP) for the first two quarters of 1995 grew at an annualized rate of 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This translated into lower interest rates, a development that was reflected in higher prices in the municipal bond market.

     Overall, Ohio's economy remains in relatively good shape. The northern section of the state, which is heavily dependent on the automotive parts industry, was helped by Ford Motor Company's capital investments in its Lima and Cleveland factories. Cleveland's economy has also improved, reflecting in large measure an infusion of capital into the downtown area from the private sector.

     Cuyahoga County, which reported an investment loss of $114 million for 1994, remains a source of concern. However, the Fund has minimal exposure to this troubled municipality.

                                    [PHOTO]
                              John A. McNeice, Jr.
                                    President

INVESTMENT STRATEGY

     The Fund remained fully invested in a diverse selection of Ohio municipal bonds. On July 31, the Fund owned 120 individual issues in 19 public sectors. More than 90% of the securities in the portfolio were rated investment grade, with approximately 60% rated AAA, the highest quality rating available.

     We remain cautiously optimistic about Ohio's municipal bond market. While we will monitor the tax-reform debate closely, we believe the overall environment for these securities should continue to be favorable.

Sincerely,

/s/ John A. McNeice, Jr.
John A. McNeice, Jr.
President
September 13, 1995

     A portion of the Fund's income may be subject to the alternative minimum tax.

     The 30-day SEC yield on July 31, 1995, of 4.94% for Class A shares and 4.43% for Class B shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price.

     If the adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 4.79%, and the yield for Class B shares would have been 4.28%. Taxable-equivalent yields are based on the maximum 44.13% combined federal and Ohio income tax rate.

     Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC returns reflect charges of: one year, 5.00%; since inception, 3.00%.

     Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO  (UNAUDITED, IN THOUSANDS) JULY 31, 1995


MUNICIPAL BONDS - 98.8%                                     PAR            VALUE
---------------------------------------------------------------------------------
CONSTRUCTION - 0.9%
BUILDING CONSTRUCTION - 0.9%
State Economic Development Financing
 Commission, Burrows Paper Corp.,
 Series 1991-6,
         7.450%    06/01/03 ......................         $1,020         $ 1,133
---------------------------------------------------------------------------------
EDUCATION - 10.6%
Cleveland School District,
 Series 1992-A,
         5.875%    12/01/11 ......................          1,500           1,502
Miami University:
          (a)      12/01/09 ......................            400             176
         5.600%    12/01/13 ......................            500             486
State Higher Education Facilities
 Commission:
   Case Western Reserve:
   Series 1994:
         6.125%    10/01/15 ......................          1,505           1,546
         6.250%    10/01/17 ......................          4,340           4,503
   Oberlin College,
         5.375%    10/01/15 ......................          1,000             919
   Ohio Dominican College,
         6.625%    12/01/14 ......................          1,500           1,515
   University of Dayton,
         5.800%    12/01/19 ......................          1,000             981
University of Cincinnati,
 Series R7,
         5.200%    06/01/10 ......................          1,000             931
Wright State University,
         5.150%    05/01/11 ......................          1,095           1,021
                                                                          -------
                                                                           13,580
---------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 27.6%
Adams County,
         7.250%    12/01/11 ......................            500             526
Adams County Local School District:
         5.250%    12/01/21 ......................          2,800           2,524
         7.000%    12/01/15 ......................          1,500           1,708
Buckeye Local School District,
 Jefferson County,
         5.625%    12/01/11 (b) ..................          1,000             988
Capital Corp. for Housing,
         7.500%    01/01/24 ......................          1,000           1,061
Cleveland,
         5.375%    09/01/11 (b) ..................          1,300           1,243
Columbus:
 Series 1993-1,
         5.500%    09/15/08 ......................          2,000           2,043
 Series 2,
         5.500%    05/15/15 ......................          1,770           1,675
Columbus School District,
          (a)      12/01/05 ......................          2,400           1,389
Commonwealth of Puerto Rico:
 Series 1993:
         3.260%    07/01/08   (c) ................            620(d)           210
         5.650%    07/01/15 ......................          1,000             989
Crooksville Exempted Village School
 District,
         7.375%    12/01/07 ......................             25              28
Cuyahoga County:
 Jail Facilities,
         5.250%    10/01/13 ......................          3,000           2,794
 Series 1993-A,
          (a)      10/01/12 ......................          1,000             367
Franklin County,
         5.375%    12/01/20 ......................          2,000           1,855
Gahanna-Jefferson City
 School District:
          (a)      12/01/10 ......................            840             348
 Series 1993,
          (a)      12/01/11 ......................            795             308
Hilliard City School District:
         5.700%    12/01/12 ......................            500             490
 Series A,
          (a)      12/01/12 ......................          2,505             905
Lakewood Water System Revenue:
         5.500%    12/01/15 ......................          1,000             961
         5.850%    07/01/20 ......................          2,405           2,375
Massillon City School District:
          (a)      12/01/08 ......................          1,000             485
 Series 1994,
          (a)      12/01/09 ......................          1,000             444
 Series 1994,
          (a)      12/01/11 ......................          1,000             390
Mentor,
         7.150%    12/01/11 ......................          1,000           1,069
Montgomery County,
         5.500%    09/01/11 ......................            700             678
Olmstead Falls Local School District,
         5.850%    12/15/17 ......................          2,000           1,980
Pickerington Local School
 District,
         5.375%    12/01/19 ......................          2,500           2,291
Shaker Heights School District,
 Series 1990-A,
         7.100%    12/15/10 ......................            750             863
Southwestern City School District,
         5.000%    12/01/13 ......................          1,000             896
State Infrastructure:
         4.800%    08/01/13 ......................          1,000             900
         6.100%    08/01/12 ......................            380             401
Tri-County North Local School
 District,
         8.125%    12/01/06 ......................             75              88
                                                                          -------
                                                                           35,272
---------------------------------------------------------------------------------


See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                      PAR           VALUE
---------------------------------------------------------------------------------
HEALTH - 16.1%
HOSPITALS - 13.5%
Akron, Bath & Copley Joint
 Townships, Summa Health Systems,
 Series 1993-A,
           5.500%       11/15/13 .................         $2,500         $ 2,259
Clermont County Hospital Facilities,
 Mercy Health System, Series 1993-B,
           5.875%       09/01/15(b) ..............          1,000             990
Cuyahoga County,
 Deaconess Hospital of Cleveland,
 Series 1985-C,
           7.450%       10/01/18 .................            500             581
Meridian Health Systems:
           6.250%       08/15/24 .................          1,000           1,004
 Series 1991,
           7.000%       08/15/23 .................            500             523
Franklin County:
 Doctor's Hospital, Series 1993:
           5.875%       12/01/13 .................          1,000             920
           5.875%       12/01/23 .................          1,000             890
Mount Carmel Health Center,
 Series 1991,
           6.750%       06/01/19 .................            500             523
Geauga County, Hospital
 Associaton, Series l-1988,
           8.750%       11/15/13 .................            600             645
Green Springs Health Care
 Facilities, St. Francis Health Care
 Center, Series A,
           7.000%       05/15/04 .................            700             739
Hamilton County:
 Children's Hospital Medical Center,
 Series 1993-F,
           5.200%       05/15/09 .................          1,000             960
 Sisters of Charity Hospital,
 Series 1992-A,
           6.250%       05/15/14 .................            500             513
Lucas County:
 St. Vincent's Medical Center,
 Series 1993-C,
           5.250%       08/15/22 .................          2,000           1,785
 Toledo Hospital, Series 1993,
           5.000%       11/15/22 .................          3,000           2,576
Miami County, Upper Valley
 Medical Center, Series 1987-A,
           8.375%       05/01/13 .................            500             532
Montgomery County, St. Elizabeth
 Medical Center, Series B-1,
           8.100%       07/01/18 .................            500             544
Stark County,
 Doctor's Hospital, Inc.,
           6.000%       04/01/24 .................          1,500           1,254
                                                                          -------
                                                                           17,238
NURSING HOMES - 2.6%
Cuyahoga County, Judson
 Retirement Community,
           8.875%       11/15/19 .................            500             537
Franklin County,
 Columbus West Health Care Co.,
 Series 1986,
          10.000%       09/01/16 .................            100              95
Greene County,
 Fairview Extended Care Service,
 Series 1990-A,
          10.125%       01/01/11 .................            230             254
Lucas County,
 Villa North Nursing Home,
 Series 1988-B,
          10.500%       06/01/18 .................            500             490
Marion County,
 United Church Homes, Inc.,
 Series 1993,
           6.375%       11/15/10 .................          1,000             974
Montgomery County,
 Grafton Oaks Project,
 Series 1986,
           9.750%       12/01/16(e) ..............            735             698
Westerville,
 Health Care & Retirement Project,
          10.000%       01/01/08 .................            220             227
                                                                          -------
                                                                            3,275
---------------------------------------------------------------------------------
HOUSING - 4.0%
MULTI-FAMILY - 3.4%
Columbus-Beckley Housing Corp.,
 Section 8 Assisted Project,
           7.375%       10/15/21 .................          1,334           1,311
Columbus-Norton Housing Corp.,
 Section 8 Assisted Project,
           7.375%       07/15/21 .................          1,373           1,349
Montgomery County,
 Connifers Housing Project,
           8.450%       06/01/28 .................          1,000           1,048
State Housing Finance Agency:
 Detroit Terrace, Series 1985,
          10.150%       10/20/11 .................            170             176
 Series B-2,
           6.700%       03/01/25 .................            500             505
                                                                          -------
                                                                            4,389
                                                                          -------

See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                    PAR             VALUE
---------------------------------------------------------------------------------
SINGLE-FAMILY - 0.6%
Housing Finance Agency, Single-
 family Mortgage, RIB (variable rate),
 Series A-2,
           9.325%       03/24/31 ....................    $  650          $   690
---------------------------------------------------------------------------------
MINING - 0.4%
METAL MINING - 0.4%
Cuyahoga County,
 Joy Technologies, Inc.,
           8.750%       09/15/07 ....................       500              537
---------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 1.1%
State Air Quality Development
 Authority,
           5.625%       11/15/29 ....................     1,500            1,433
---------------------------------------------------------------------------------
PUBLIC ADMINISTRATION - 0.6%
ECONOMIC PROGRAMS - 0.6%
State Development Financing
 Commission, Sponge, Inc. Project,
 Series 1989 5A,
           8.375%       06/01/14 ....................       725              794
---------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 0.8%
AIRPORT - 0.4%
Cleveland, Hopkins International
 Airport, Series 1990-B,
           7.250%       01/01/20 ....................       500              536
                                                                         -------
TURNPIKE/TOLL ROAD/BRIDGE - 0.4%
Commonwealth of Puerto Rico
 Highway & Transportation Authority:
           3.515%       07/01/09(c) .................       205(d)            71
           5.500%       07/01/09 ....................       410              402
                                                                         -------
                                                                             473
---------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 9.5%
Commonwealth of Puerto Rico
 Public Buildings Authority, Series M,
           3.750%       07/01/16 ....................     2,500            2,222
Fairborn,
 Series 1991,
           7.200%       10/01/11 ....................     1,170            1,284
Franklin County Convention
 Facilities Authority,
           5.850%       12/01/19 ....................     1,200            1,194
Ohio State Building Authority:
 Administration Building Fund,
 Series 1993-A,
           5.500%       10/01/12 ....................     1,500            1,434
 William Green Building,
           4.750%       04/01/14 ....................     5,750            4,909
State Public Facilities Commission,
 Series II-1993-A,
           4.700%       06/01/08 ....................     1,000              936
Virgin Islands Public Finance
 Authority, Series 1992-A,
           7.000%       10/01/02 ....................       125              133
                                                                         -------

                                                                          12,112
---------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS (F) - 3.6%
Canton,
           7.875%       12/01/08 ....................       500              569
Cleveland School District,
 Series 1991,
           8.250%       12/01/08 ....................       500              607
Cuyahoga County, Jail Facilities,
           7.000%       10/01/13 ....................     1,000            1,142
Delaware County, Library District,
           7.250%       11/01/10 ....................       250              289
Franklin County, Mount Carmel
 Health Center, Series 1990-B,
           7.650%       06/01/10 ....................       500              577
Lake County, Series 1987-2,
           8.125%       12/01/10 ....................     1,000            1,106
Warren,
           8.625%       11/15/13 ....................       250              289
                                                                         -------
                                                                           4,579
---------------------------------------------------------------------------------
RETAIL TRADE - 0.5%
MISCELLANEOUS RETAIL - 0.5%
Lake County Economic Development,
 North Madison Properties:
           8.069%       09/01/01 ....................       395              400
 Series 1993,
           8.819%       09/01/11 ....................       200              209
                                                                         -------
                                                                             609
---------------------------------------------------------------------------------
SERVICES - 0.2%
HOTELS, CAMPS & LODGING - 0.2%
Athens County, Athens Inn, Inc.,
           8.625%       11/01/11 ....................       250              259
---------------------------------------------------------------------------------
UTILITY - 9.3%
CO-GENERATION - 1.6%
State Air Quality Development
 Authority,
           6.375%       01/01/29 ....................     2,000            2,033
                                                                         -------
MUNICIPAL ELECTRIC - 7.7%
Cleveland Public Power System:
 Series A,
           (a)          11/15/12 ....................     2,250              821
           (a)          11/15/13 ....................     2,000              682
Commonwealth of Puerto Rico,
 Electric Power Authority, Series T,
           5.500%       07/01/20 ....................     1,000              911
Hamilton County Gas System:
 Series 1993 A,
           4.750%       10/15/23 ....................     1,750            1,463
 Series A,
           5.000%       10/15/18 ....................     2,000            1,763


See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                      PAR          VALUE
---------------------------------------------------------------------------------
UTILITY - CONT
MUNICIPAL ELECTRIC - CONT
Municipal Electric Generation Agency:
 Joint Venture 5,
           5.375%       02/15/24 ................          $2,930       $  2,681
 Venture Omega JV5,
           5.375%       02/15/13 ................           1,000            954
State Air Quality Development
 Authority, Toledo Edison Co.,
 Series 1990-B,
           8.000%       05/15/19 ................             500            523
                                                                        --------
                                                                           9,798
---------------------------------------------------------------------------------
WATER & SEWER - 13.6%
Bellefontaine,
           7.050%       06/01/11 ................             250            266
Clermont County Sewer System,
           5.200%       12/01/21(b) .............           1,750          1,557
Cleveland,
 Series 1993-G,
           5.500%       01/01/21 ................           8,750          8,345
Fostoria,
           5.350%       12/01/23 ................           1,735          1,835
Hamilton County,
 Metropolitan Sewer District,
 Series 1993-A,
           5.000%       12/01/14 ................           1,000            896
Montgomery County,
 Moraine-Beaver Creek Water & Sewer,
           5.300%       11/15/08 ................             495            473
State Water Development Authority:
           5.500%       12/01/18 ................           2,490          2,353
           6.000%       12/01/16 ................           1,000          1,029
Toledo Water Revenue,
 Series B,
           7.750%       11/15/17 ................             500            556
                                                                        --------
                                                                          17,310
---------------------------------------------------------------------------------
Total investments (cost $124,527) (g) ...........                        126,050
---------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.4%
---------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (H)
Boulder Community Hospital Weekly,
           3.800%       10/01/14 ................             200            200
State Health Facilities Authority,
 Franciscan Health Care,
 Series A-2,
           3.750%       01/01/16 ................             200            200
Green River,
           3.900%       06/01/07 ................             100            100
---------------------------------------------------------------------------------
Total short-term obligations ....................                            500
---------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.8% ..........                          1,080
---------------------------------------------------------------------------------
NET ASSETS - 100.0% .............................                       $127,630
---------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Notes to investment portfolio:
(a)  Zero coupon bond.
(b) These securities, or a portion thereof, with a total market value of $3,947, are being used to collateralize open futures contracts.
(c) This security is a variable rate instrument; on July 1, 1998, it will change to a fixed rate instrument. Interest income is accrued daily on the notional amount at the applicable interest rates.
(d)  Notional amount.
(e) This issuer is in default of certain debt covenants. Income is not being accrued.
(f) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(g)  Cost for federal income tax purposes is the same.
(h) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1995.

     Short future contracts open at July 31, 1995:

                          Par value                          Unrealized
                           covered         Expiration       depreciation
         Type            by contracts         month          at 7/31/95
     --------------------------------------------------------------------
     Treasury bond          $6,800          September          $(167)
     --------------------------------------------------------------------


                 ACRONYM                   NAME
                 -------                   ----
                   RIB           Residual Interest Bonds


See notes to financial statements.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
July 31, 1995
(in thousands except for per share amounts and footnote)
-------------------------------------------------------------------------------------------
ASSETS
Investments at value (cost $124,527).....................................       $126,050
Short-term Investments...................................................            500
                                                                                --------
                                                                                 126,550
Receivable for:
   Investments sold.......................................    $1,849
   Dividends..............................................     1,674
   Fund shares sold.......................................       135
   Expense reimbursement due from
    Adviser...............................................         4
Other.....................................................        81               3,743
                                                              ------            --------
         Total assets....................................................        130,293

LIABILITIES
Payable for:
   Investments purchased..................................     1,927
   Distributions..........................................       544
   Fund shares repurchased................................       162
   Variation margin on futures............................        15
Accrued:
   Deferred Trustees fees.................................         3
Other.....................................................        12
                                                              ------
         Total liabilities...............................................          2,663
                                                                                --------

NET ASSETS...............................................................       $127,630
                                                                                --------

Net asset value & redemption price per share -
    Class A ($72,366/10,202).............................................       $   7.09
                                                                                ========

Maximum offering price per share - Class A
   ($7.09/0.9525)........................................................          $7.44(a)
                                                                                ========

Net asset value & offering price per share -
    Class B ($55,264/7,798)..............................................          $7.09(b)
                                                                                ========

COMPOSITION OF NET ASSETS
   Capital paid in.......................................................       $129,829
   Overdistributed net investment income.................................            (20)
   Accumulated net realized loss.........................................         (3,535)
   Net unrealized appreciation (depreciation):
      Investments........................................................          1,523
      Open futures contracts.............................................           (167)
                                                                                --------
                                                                                $127,630
                                                                                ========


STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended July 31, 1995
(in thousands)
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest.................................................................       $  3,961

EXPENSES
Management fee............................................    $  348
Service fee...............................................        75
Distribution fee - Class B................................       209
Transfer agent............................................       110
Bookkeeping fee...........................................        28
Trustees fees.............................................         9
Custodian fee.............................................         4
Audit fee.................................................        16
Legal fee.................................................         4
Registration fees.........................................        15
Reports to shareholders...................................         3
Other.....................................................         8
                                                             -------
                                                                 829
Fees waived by the Adviser................................       (93)                736
                                                             -------            --------
        Net investment income............................................          3,225
                                                                                --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments.............................................    1,055
  Closed futures contracts................................   (3,512)
                                                             -------            --------
    Net realized loss....................................................         (2,457)
Net unrealized appreciation
   during the period on:
  Investments.............................................    4,822
  Open futures contracts..................................      648
                                                             -------
    Net unrealized appreciation..........................................          5,470
                                                                                --------
        Net gain.........................................................          3,013
                                                                                --------
Net increase in net assets from
  operations.............................................................       $  6,238
                                                                                ========

(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

                                                                           (unaudited)
                                                                            Six months
                                                                              ended         Year ended
                                                                             July 31        January 31
                                                                           -----------      ----------
                                                                              1995            1995
                                                                           -----------      ----------
Increase (decrease) in net assets
Operations
  Net investment income ...........................................       $   3,225        $   6,875
  Net realized gain (loss) ........................................          (2,457)             503
  Net unrealized appreciation (depreciation) ......................           5,470          (13,752)
                                                                          ---------        ---------
         Net increase (decrease) from operations ..................           6,238           (6,374)
Distributions
  From net investment income - Class A ............................          (1,991)          (4,183)
  From net investment income - Class B ............................          (1,297)          (2,598)
                                                                          ---------        ---------
                                                                              2,950          (13,155)
                                                                          ---------        ---------
Fund share transactions
  Receipts for shares sold - Class A ..............................           2,210            7,374
  Value of distributions reinvested - Class A .....................           1,172            2,438
  Cost of shares repurchased - Class A ............................          (4,838)          (9,299)
                                                                          ---------        ---------
                                                                             (1,456)             513
                                                                          ---------        ---------
  Receipts for shares sold - Class B ..............................           3,084           13,206
  Value of distributions reinvested - Class B .....................             801            1,655
  Cost of shares repurchased - Class B ............................          (3,419)          (7,155)
                                                                          ---------        ---------
                                                                                466            7,706
                                                                          ---------        ---------
         Net increase (decrease) from Fund share transactions .....            (990)           8,219
                                                                          ---------        ---------
        Total increase (decrease) .................................           1,960           (4,936)
Net assets
  Beginning of period .............................................         125,670          130,606
                                                                          ---------        ---------
  End of period (net of overdistributed and including undistributed
    net investment income of $20 and $42, respectively) ...........       $ 127,630        $ 125,670
                                                                          =========        =========
Number of Fund shares
  Sold - Class A ..................................................             281            1,035
  Issued for distributions reinvested - Class A ...................             192              347
  Repurchased - Class A ...........................................            (677)          (1,328)
                                                                          ---------        ---------
                                                                               (204)              54
                                                                          ---------        ---------
  Sold - Class B ..................................................             426            1,845
  Issued for distributions reinvested - Class B ...................             125              236
  Repurchased - Class B ...........................................            (479)          (1,033)
                                                                          ---------        ---------
                                                                                 72            1,048
                                                                          ---------        ---------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
     In the opinion of management of Colonial Ohio Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the six months then ended.
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES
    The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.
--------------------------------------------------------------------------------
SECURITY VALUATION AND TRANSACTIONS
     Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
     Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.
     Security transactions are accounted for on the date the securities are purchased or sold.
     Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.
     The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
     All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
     Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES
     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
--------------------------------------------------------------------------------
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
     Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
     The Fund declares and records distributions daily and pays monthly.
     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

     Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of Trust V as follows:

    Average Net Assets             Annual Fee Rate
    ------------------             ---------------
     First  $1 billion                  0.55%
     Next   $1 billion                  0.50%
     Over   $2 billion                  0.45%

--------------------------------------------------------------------------------
BOOKKEEPING FEE
     The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.
--------------------------------------------------------------------------------
TRANSFER AGENT
     Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.
--------------------------------------------------------------------------------
UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
     Colonial Investment Services, Inc., (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $8,670 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $80,199 on Class B share redemptions.
     The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

         Valuation of shares                    Annual
      outstanding on the 20th of                 Fee
     each month which were issued                Rate
--------------------------------------          ------
Prior to November 30, 1994...........            0.10%
On or after December 1, 1994.........            0.25%

     The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

--------------------------------------------------------------------------------
EXPENSE LIMITS
     The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.70% annually of the Fund's average net assets.
     Effective August 1, 1995, and until further notice, the expense limit changed to 0.75% of the Fund's average net assets.
--------------------------------------------------------------------------------
OTHER
     The Fund pays no compensation to its officers, all of whom are employees of the Adviser.
     The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION
     During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $22,395,947 and $26,877,148, respectively.
     Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation........     $ 4,351,011
  Gross unrealized depreciation........      (2,828,478)
                                            -----------
     Net unrealized appreciation.......     $ 1,522,533
                                            ===========

--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS
     At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                      Year of             Capital loss
                     expiration           carryforward
                    ------------          ------------
                     1996........           $213,000
                     1998........             78,000
                     1999........              8,000
                     2001........             21,000
                     2002........            112,000
                                            --------
                                            $432,000
                                            ========

     Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.
     To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.
--------------------------------------------------------------------------------
OTHER
     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
     The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
--------------------------------------------------------------------------------
NOTE 5. RESULTS OF SPECIAL SHAREHOLDERS MEETING
     On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 14,055,498 voted for the new Management Agreement, 318,917 voted against and 759,638 abstained. Of the shares of beneficial interest outstanding that abstained, 25,373 represented broker non-votes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:
--------------------------------------------------------------------------------

                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED
                                                      JULY 31                                  YEAR ENDED JANUARY 31
                                             ------------------------           -------------------------------------------------
                                                       1995                              1995                        1994
                                             ------------------------           -------------------------------------------------
                                             CLASS A          CLASS B           CLASS A        CLASS B        CLASS A     CLASS B
                                             -------          -------           -------        -------        -------     -------
Net asset value - Beginning
   of period ..........................      $ 6.930          $ 6.930           $ 7.670        $ 7.670        $ 7.290     $ 7.290
                                             -------          -------           -------        -------        -------     -------
Income (loss) from investment
   operations:
   Net investment income (a) ..........        0.190            0.164             0.401          0.348          0.406       0.351
   Net realized and unrealized
       gain (loss) on investments .....        0.163            0.163            (0.745)        (0.745)         0.389       0.389
                                             -------          -------           -------        -------        -------     -------
   Total from investment
       operations .....................        0.353            0.327            (0.344)        (0.397)         0.795       0.740
                                             -------          -------           -------        -------        -------     -------
Less distributions declared
   to shareholders:
   From net investment income .........       (0.193)          (0.167)           (0.396)        (0.343)        (0.411)     (0.356)
   From capital paid in ...............         --               --                --             --           (0.004)     (0.004)
                                             -------          -------           -------        -------        -------     -------
   Total from distributions
       declared to shareholders .......       (0.193)          (0.167)           (0.396)        (0.343)        (0.415)     (0.360)
                                             -------          -------           -------        -------        -------     -------
Net asset value - End of period .......      $ 7.090          $ 7.090           $ 6.930        $ 6.930        $ 7.670     $ 7.670
                                             =======          =======           =======        =======        =======     =======
Total return (b)(c) ...................         5.10%(d)         4.71%(d)         (4.38)%        (5.10)%        11.17%      10.36%
                                             =======          =======           =======        =======        =======     =======
Ratios to average net assets
   Expenses ...........................         0.82%(e)(f)      1.57%(e)(f)       0.72%(e)       1.47%(e)       0.82%       1.57%
   Net investment income ..............         5.32%(f)         4.57%(f)          5.71%          4.96%          5.34%       4.59%
   Fees and expenses waived
    or borne by the Adviser ...........         0.14%(f)         0.14%(f)          0.16%          0.16%          0.09%       0.09%
Portfolio turnover ....................           35%(f)           35%(f)            33%            33%             3%          3%
Net assets at end of period
   (000) ..............................      $72,366          $55,264           $72,123        $53,547        $79,394      $51,212
(a) Net of fees and expenses waived
     or borne by the Adviser which
     amounted to ..................          $ 0.005          $ 0.005           $ 0.011        $ 0.011        $ 0.007      $ 0.007

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Not annualized.

(e) Includes the service fee of 0.12% (annualized) for the period ended July 31, 1995, and 0.02% (not annualized) for the year ended January 31, 1995, respectively.

(f) Annualized.

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:

-------------------------------------------------------------------------------

                                                        YEAR ENDED JANUARY 31
                                         ------------------------------------------------------------
                                                  1993                         1992             1991
                                         -------------------------           -------          -------
                                         CLASS A        CLASS B(B)           CLASS A          CLASS A
                                         -------        ----------           -------          -------
Net asset value - Beginning
    of period .......................    $ 7.090         $ 7.330             $ 6.880          $ 6.750
                                         -------         -------             -------          -------
Income from investment
    operations:
    Net investment income (a) .......      0.444           0.185               0.457            0.462
    Net realized and unrealized
       gain (loss) on investments ...      0.204          (0.033)              0.208            0.138
                                         -------         -------             -------          -------
    Total from investment
       operations ...................      0.648           0.152               0.665            0.600
                                         -------         -------             -------          -------
Less distributions declared
    to shareholders:
    From net investment income ......     (0.448)         (0.192)             (0.455)          (0.470)
                                         -------         -------             -------          -------
    Total distributions
      declared to shareholders ......     (0.448)         (0.192)             (0.455)          (0.470)
                                         -------         -------             -------          -------
Net asset value - End of period .....    $ 7.290         $ 7.290             $ 7.090          $ 6.880
                                         =======         =======             =======          =======
Total return (c)(d) .................       9.41%           0.85%(e)           10.00%            9.21%
                                         =======         =======             =======          =======
Ratios to average net assets:
    Expenses ........................       1.00%           1.75%(f)            1.00%            1.00%
    Net investment income ...........       6.18%           5.43%(f)            6.57%            6.83%
    Fees and expenses waived
    or borne by the Adviser .........       0.03%           0.03%               0.09%            0.15%
Portfolio turnover ..................         13%             13%                 13%              11%
Net assets at end of period
    (000) ...........................    $62,439         $ 7,293              $50,281          $41,158
(a) Net of fees and expenses waived or
     borne by the Adviser which
     amounted to .....................   $ 0.002              --              $ 0.006          $ 0.010

(b) Class B shares were initially offered on August 4,1992. Per share data reflects activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.

(e) Not annualized.

(f) Annualized.

TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England - Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. MCNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

--------------------------------------------------------------------------------

ABOUT OUR COVER...

[GRAPHIC]

The symbol on the cover of this Report represents the Fund's primary investment focus on municipal bonds.

--------------------------------------------------------------------------------

Colonial Ohio Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


SHAREHOLDER SERVICES AND TRANSFER AGENT
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611



This report has been prepared for shareholders of Colonial Ohio Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

                       THIS PAGE LEFT BLANK INTENTIONALLY

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COLONIAL
MUTUAL FUNDS


[GRAPHIC]


COLONIAL OHIO
TAX-EXEMPT FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT
JULY 31, 1995





[LOGO]
COLONIAL
MUTUAL FUNDS




[LOGO] Printed on recycled paper

COLONIAL INVESTMENT SERVICES, INC. (C)1995
One Financial Center, Boston, Massachusetts 02111-2621

OH-03/194B-0795